Operating Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,617
Operating Leases, Future Minimum Payments, Due in Two Years	1,452
Operating Leases, Future Minimum Payments, Due in Three Years	1,291
Operating Leases, Future Minimum Payments, Due in Four Years	1,130
Operating Leases, Future Minimum Payments, Due in Five Years	1,013
Operating Leases, Future Minimum Payments, Due Thereafter	8,424
Operating Leases, Future Minimum Payments Due	14,927
Operating Leases, Rent Expense	$ 1,300	$ 1,300	$ 1,400